VIRTUS Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023
($ reported in thousands)
	Par Value	Value
Mortgage-Backed Securities—90.3%
Agency—90.3%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
KF29, A (SOFR30A + 0.474%, Cap N/A, Floor 0.360%) 5.786%, 2/25/24(1)	$ 3,550	$ 3,547
KF55, A (SOFR30A + 0.624%, Cap N/A, Floor 0.510%) 5.936%, 11/25/25(1)	3,990	3,985
KF79, AL (SOFR30A + 0.584%, Cap N/A, Floor 0.470%) 5.896%, 5/25/30(1)	14,195	14,115
Federal Home Loan Mortgage Corp. REMIC
2781, FA (SOFR30A + 0.464%, Cap 7.500%, Floor 0.350%) 5.778%, 4/15/34(1)	2,357	2,331
2980, FJ (SOFR30A + 0.414%, Cap 7.000%, Floor 0.300%) 5.728%, 11/15/34(1)	5,531	5,416
3820, FA (SOFR30A + 0.464%, Cap 7.000%, Floor 0.350%) 5.778%, 3/15/41(1)	4,426	4,357
4048, GF (SOFR30A + 0.464%, Cap 7.000%, Floor 0.350%) 5.778%, 10/15/40(1)	254	254
4203, PF (SOFR30A + 0.364%, Cap 6.500%, Floor 0.250%) 5.678%, 9/15/42(1)	4,664	4,530
4794, WF (SOFR30A + 0.464%) 4.541%, 3/15/43(1)	6,403	6,181
4879, DF (SOFR30A + 0.514%, Cap 6.500%, Floor 0.400%) 5.828%, 8/15/34(1)	3,740	3,665
Federal Home Loan Mortgage Corporation
Pool #1Q1195 (RFUCCT1Y + 1.585%, Cap 10.123%, Floor 1.585%) 4.772%, 5/1/37(1)	1,741	1,750
Pool #1Q1420 (RFUCCT1Y + 1.789%, Cap 10.647%, Floor 1.789%) 5.225%, 9/1/39(1)	1,213	1,232
Pool #2B5891 (RFUCCT1Y + 1.640%, Cap 7.889%, Floor 1.640%) 4.079%, 2/1/47(1)	2,695	2,696
Pool #840337 (RFUCCT1Y + 1.593%, Cap 7.698%, Floor 1.593%) 6.631%, 7/1/46(1)	1,232	1,244
Pool #841075 (RFUCCT1Y + 1.630%, Cap 8.266%, Floor 1.630%) 3.265%, 1/1/49(1)	9,038	8,370
Pool #841083 (RFUCCT1Y + 1.641%, Cap 7.807%, Floor 1.641%) 2.895%, 5/1/49(1)	8,828	8,643
Pool #841345 (RFUCCT1Y + 1.625%, Cap 7.662%, Floor 1.625%) 4.865%, 1/1/47(1)	1,932	1,931
Pool #848736 (RFUCCT1Y + 1.750%, Cap 9.565%, Floor 1.750%) 4.463%, 5/1/35(1)	4,306	4,347
Pool #848744 (RFUCCT1Y + 1.789%, Cap 9.145%, Floor 1.789%) 4.565%, 5/1/34(1)	2,503	2,526
	Par Value	Value
Agency—continued
Pool #848747 (RFUCCT1Y + 1.865%, Cap 10.018%, Floor 1.865%) 5.150%, 7/1/36(1)	$ 2,345	$ 2,372
Pool #848796 (RFUCCT1Y + 1.809%, Cap 9.853%, Floor 1.809%) 4.611%, 5/1/37(1)	4,575	4,619
Federal National Mortgage Association
2015-M14, FA (SOFR30A + 0.734%, Cap N/A, Floor 0.620%) 6.049%, 10/25/25(1)	10,639	10,598
2015-M6, FA (SOFR30A + 0.414%, Cap N/A, Floor 0.300%) 5.729%, 1/25/26(1)	12,553	12,483
Pool #AD0064 (RFUCCT6M + 1.546%, Cap 10.945%, Floor 1.546%) 6.594%, 1/1/35(1)	865	876
Pool #AE0544 (RFUCCT1Y + 1.743%, Cap 8.077%, Floor 1.743%) 4.270%, 11/1/40(1)	1,607	1,635
Pool #AL0270 (RFUCCT1Y + 1.687%, Cap 10.564%, Floor 1.687%) 4.871%, 8/1/38(1)	534	528
Pool #AL0323 (RFUCCT1Y + 1.818%, Cap 8.299%, Floor 1.818%) 5.408%, 6/1/41(1)	1,073	1,091
Pool #AL0960 (RFUCCT1Y + 1.690%, Cap 9.761%, Floor 1.690%) 4.994%, 7/1/37(1)	2,576	2,609
Pool #AL1886 (RFUCCT1Y + 1.752%, Cap 8.457%, Floor 1.752%) 5.119%, 6/1/42(1)	265	269
Pool #AL2202 (RFUCCT1Y + 1.692%, Cap 9.454%, Floor 1.692%) 4.758%, 6/1/36(1)	964	976
Pool #AL3421 (U.S. Treasury Yield Curve CMT 1 year + 2.375%, Cap 10.750%, Floor 2.375%) 6.536%, 9/1/37(1)	859	860
Pool #AL6516 (RFUCCT1Y + 1.760%, Cap 8.729%, Floor 1.760%) 4.772%, 4/1/40(1)	1,806	1,839
Pool #AL7477 (RFUCCT1Y + 1.796%, Cap 8.635%, Floor 1.796%) 4.859%, 12/1/40(1)	1,240	1,266
Pool #AL7812 (RFUCCT1Y + 1.727%, Cap 8.368%, Floor 1.727%) 4.914%, 11/1/40(1)	2,921	2,974
Pool #AL8796 (RFUCCT1Y + 1.827%, Cap 8.464%, Floor 1.827%) 5.353%, 9/1/41(1)	3,497	3,562
Pool #AL8827 3.000%, 2/1/29	536	492
Pool #AL8872 (RFUCCT1Y + 1.803%, Cap 8.343%, Floor 1.803%) 4.653%, 7/1/42(1)	5,004	5,087
Pool #AN4364 (SOFR30A + 0.704%, Cap 98.130%, Floor 0.590%) 6.016%, 1/1/24(1)	2,741	2,730
Pool #BE3734 (RFUCCT1Y + 1.620%, Cap 7.896%, Floor 1.620%) 5.747%, 7/1/47(1)	1,772	1,780
See Notes to Schedule of Investments

VIRTUS Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value
Agency—continued
Pool #BL5697 (SOFR30A + 0.764%, Cap 98.860%, Floor 0.650%) 6.076%, 2/1/30(1)	$ 6,300	$ 6,262
Pool #BL6487 (SOFR30A + 0.874%, Cap 98.510%, Floor 0.760%) 6.186%, 4/1/30(1)	10,000	9,969
Pool #BM1805 (RFUCCT1Y + 1.606%, Cap 7.817%, Floor 1.606%) 2.827%, 9/1/47(1)	4,440	4,368
Pool #BM3981 (RFUCCT1Y + 1.758%, Cap 8.663%, Floor 1.758%) 5.235%, 2/1/42(1)	833	848
Pool #BM4556 (RFUCCT1Y + 1.595%, Cap 8.511%, Floor 1.595%) 4.866%, 10/1/48(1)	2,078	2,106
Pool #BM4557 (RFUCCT1Y + 1.763%, Cap 7.881%, Floor 1.767%) 4.666%, 5/1/45(1)	1,939	1,956
Pool #BM6855 (RFUCCT1Y + 1.618%, Cap 7.571%, Floor 1.618%) 2.567%, 6/1/50(1)	8,455	7,869
Pool #BM7025 (RFUCCT1Y + 1.712%, Cap 8.750%, Floor 1.712%) 4.557%, 5/1/42(1)	7,964	8,070
Pool #BS5709 (SOFR30A + 0.460%, Cap N/A, Floor 0.460%) 5.771%, 5/1/29(1)	1,000	990
Pool #BW7240 (SOFR30A + 2.120%, Cap 8.902%, Floor 2.120%) 3.901%, 10/1/52(1)	7,869	7,473
Pool #BX2888 (SOFR30A + 2.110%, Cap 10.203%, Floor 2.110%) 5.224%, 12/1/52(1)	3,535	3,451
Pool #CA3138 (RFUCCT1Y + 1.603%, Cap 8.661%, Floor 1.603%) 3.661%, 2/1/49(1)	3,302	3,174
Pool #CA4499 (RFUCCT1Y + 1.600%, Cap 7.679%, Floor 1.600%) 2.679%, 9/1/48(1)	939	906
Federal National Mortgage Association REMIC
2005-17, FA (SOFR30A + 0.414%, Cap 7.000%, Floor 0.300%) 5.729%, 3/25/35(1)	3,656	3,580
2005-74, NA (SOFR30A + 0.534%, Cap 6.500%, Floor 0.420%) 5.849%, 5/25/35(1)	6,855	6,758
2009-66, FP (SOFR30A + 1.014%, Cap 7.000%, Floor 0.900%) 6.329%, 9/25/39(1)	4,238	4,244
2010-59, FC (SOFR30A + 1.114%, Cap 6.000%, Floor 1.000%) 6.000%, 1/25/40(1)	2,445	2,420
2011-62, LF (SOFR30A + 0.514%, Cap 7.000%, Floor 0.400%) 5.829%, 1/25/32(1)	4,438	4,379
2013-34, PF (SOFR30A + 0.464%, Cap 6.500%, Floor 0.350%) 5.779%, 8/25/42(1)	3,739	3,663
2016-67, AF (SOFR30A + 0.514%, Cap 6.500%, Floor 0.400%) 5.829%, 9/25/46(1)	4,112	4,010
	Par Value	Value
Agency—continued
2018-92, AF (SOFR30A + 0.514%, Cap 6.500%, Floor 0.400%) 5.829%, 5/25/33(1)	$ 4,414	$ 4,323
2018-96, FC (SOFR30A + 0.564%, Cap 6.500%, Floor 0.450%) 5.879%, 10/25/35(1)	4,483	4,396
2019-13, FG (SOFR30A + 0.514%, Cap 6.500%, Floor 0.400%) 5.829%, 4/25/49(1)	6,945	6,732
FRESB Mortgage Trust
2016-SB13, A5H (SOFR30A + 0.814%, Cap N/A, Floor 0.700%) 6.126%, 1/25/36(1)	6,454	6,410
2019-SB66, A7H 2.390%, 6/25/39(1)	1,484	1,305
Government National Mortgage Association 2009-88, FA (1 month Term SOFR + 0.864%, Cap 7.000%, Floor 0.750%) 6.195%, 10/16/39(1)	3,904	3,893
Small Business Administration
Pool #510032 (PRIME minus 2.650%) 5.600%, 6/25/34(1)	1,680	1,675
Pool #510076 (PRIME minus 2.650%) 5.850%, 5/25/27(1)	1,157	1,159
Pool #510083 (PRIME minus 2.650%) 5.600%, 9/25/27(1)	401	402
Pool #510219 (PRIME minus 2.650%) 5.600%, 11/25/28(1)	1,572	1,566
Pool #510228 (PRIME minus 2.500%) 5.750%, 7/25/28(1)	423	425
Pool #510241 (PRIME minus 2.600%) 5.650%, 10/25/27(1)	987	985
Pool #510254 (PRIME minus 2.600%) 5.650%, 5/25/28(1)	2,432	2,432
Pool #510256 (PRIME minus 2.600%) 5.650%, 12/25/28(1)	3,101	3,103
Pool #510273 (PRIME minus 2.500%) 5.750%, 11/25/28(1)	2,184	2,194
Pool #530251 (PRIME minus 2.375%) 5.875%, 4/25/32(1)	6,185	6,153
Total Mortgage-Backed Securities (Identified Cost $277,358)		273,415

Total Long-Term Investments—90.3% (Identified Cost $277,358)		273,415

	Shares
Short-Term Investments—5.8%
Money Market Mutual Fund—0.9%
State Street Institutional U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 5.215%)(2)	2,700,137	2,700
Total Money Market Mutual Fund (Identified Cost $2,700)		2,700

See Notes to Schedule of Investments

VIRTUS Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—4.9%
U.S. Treasury Bills
0.000%, 1/4/24(3)	$ 10,000	$ 9,862
0.000%, 2/29/24(3)	5,000	4,889
Total U.S. Government Securities (Identified Cost $14,752)		14,751

Total Short-Term Investments (Identified Cost $17,452)		17,451

TOTAL INVESTMENTS—96.1% (Identified Cost $294,810)		$290,866
Other assets and liabilities, net—3.9%		11,924
NET ASSETS—100.0%		$302,790

Abbreviations:
CMT	Constant Maturity Treasury
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFR30A	Secured Overnight Financing Rate 30 Day Average
Footnote Legend:
(1)	Variable rate security. Rate disclosed is as of September 30, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(3)	Issued with a zero coupon. Income is recognized through the accretion of discount.
Exchange-traded futures contracts as of September 30, 2023 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Short Contracts:
2 Year U.S. Treasury Note Future	December 2023	(64)	$(12,974)	$35	$—
5 Year U.S. Treasury Note Future	December 2023	(77)	(8,112)	67	—
Total				$102	$—
The following table summarizes the value of the Fund’s investments as of September 30, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Mortgage-Backed Securities	$273,415	$—	$273,415
U.S. Government Securities	14,751	—	14,751
Money Market Mutual Fund	2,700	2,700	—
Other Financial Instruments:
Futures Contracts	102	102	—
Total Investments	$290,968	$2,802	$288,166
There were no securities valued using significant unobservable inputs (Level 3) at September 30, 2023.
There were no transfers into or out of Level 3 related to securities held at September 30, 2023.
See Notes to Schedule of Investments

VIRTUS Seix U.S. Government Securities Ultra-Short Bond Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023
Note 1. Security Valuation
The Fund’s Board of Trustees have designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Investment Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Investment Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity-linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Note 2. Subsequent Events
As approved by the Board of Trustees of Virtus Asset Trust on November 1, 2023, pursuant to an Agreement and Plan of Reorganization, Virtus Seix Ultra-Short Bond Fund (the “Acquired Fund”) will merge with and into Virtus Seix U.S. Government Securities Ultra-Short Bond Fund (the “Acquiring Fund”) a separate series of Virtus Asset Trust, on or about February 23, 2024.
Pursuant to the Agreement and Plan of Reorganization, the Acquired Fund will transfer all or substantially all of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all liabilities of the Acquired Fund. Following the exchange, the Acquired Fund will distribute the shares of the Acquiring Fund to its shareholders pro rata, in liquidation of the Acquired Fund, and shareholders of the Acquired Fund will therefore become shareholders of the Acquiring Fund in the same class of shares they owned of the Acquired Fund immediately prior to the reorganization.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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